As filed with the Securities and Exchange Commission on November 29, 2004

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05534

AHA Investment Funds, Inc.
(Exact name of registrant as specified in charter)

190 South LaSalle Street, Suite 2800
Chicago, IL 60603
(Address of principal executive offices) (Zip code)

Savitri Pai, Esq.	Alan Goldberg
AHA Investment Funds, Inc.	Bell, Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800	Three First National Plaza, #3300
Chicago, IL 60603	Chicago, IL 60602
(Name and address of agent for service)

1-800-445-1341
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2005

Date of reporting period: September 30, 2004

Item 1. Schedule of Investments.

AHA LIMITED MATURITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)
	Principal Amount	Value
CORPORATE BONDS - 43.0%

Aerospace & Defense - 0.9%
United Technologies Corporation, 4.875%, 11/01/2006	$1,300,000	$1,351,832

Banking - 5.6%
Bank of America Corporation, 4.750%, 10/15/2006	860,000	889,873
The Bank of New York Company, Inc., 2.200%, 05/12/2006	1,500,000	1,485,785
Bank One Corporation, 6.875%, 08/01/2006	1,100,000	1,178,720
Bank One Corporation, 4.125%, 09/01/2007 (4)	1,950,000	1,993,906
FleetBoston Financial Corporation, 7.250%, 09/15/2005 (4)	1,245,000	1,298,937
HSBC Bank USA, 1.980%, 09/21/2007 (3)	725,000	724,905
Wells Fargo & Company, 5.900%, 05/21/2006 (4)	750,000	788,078
		8,360,204

Business Machines & Software - 2.3%
International Business Machines Corporation, 6.450%, 08/01/2007 (4)	2,400,000	2,608,411
Pitney Bowes Inc., 5.875%, 05/01/2006	745,000	780,002
		3,388,413

Communication & Media - 0.8%
Viacom Inc., 5.625%, 05/01/2007 (4)	1,125,000	1,190,721

Financial - 12.0%
American Express Company, 6.875%, 11/01/2005	710,000	741,836
American Express Company, 5.500%, 09/12/2006	1,000,000	1,047,792
American General Finance Corporation, 5.875%, 07/14/2006 (4)	1,115,000	1,171,492
Caterpillar Financial Services Corporation, 5.950%, 05/01/2006 (4)	1,830,000	1,917,937
Conoco Funding Company, 5.450%, 10/15/2006 (1)	1,610,000	1,688,747
Countrywide Home Loans, Inc., 3.500%, 12/19/2005	1,720,000	1,736,037
Countrywide Home Loans, Inc., 5.500%, 08/01/2006	350,000	365,204
Heller Financial, Inc., 6.375%, 03/15/2006	2,225,000	2,336,958
Household Finance Corporation, 5.750%, 01/30/2007 (4)	1,855,000	1,961,772
Inernational Lease Finance Corporation, 5.625%, 06/01/2007 (4)	1,600,000	1,691,327
Unilever Capital Corp., 6.875%, 11/01/2005	1,530,000	1,599,730
Verizon Global Funding Corp., 6.750%, 12/01/2005	500,000	523,571
Washington Mutual Finance Corporation, 6.250%, 05/15/2006 (4)	935,000	986,249
		17,768,652

Financial - Investment Banking Corporations - 9.5%
The Bear Stearns Companies Inc., 3.000%, 03/30/2006 (4)	1,945,000	1,950,796
The Bear Stearns Companies Inc., 5.700%, 01/15/2007 (4)	735,000	776,026
Citigroup Inc., 6.750%, 12/01/2005 (4)	1,650,000	1,728,365
Credit Suisse First Boston, 5.875%, 08/01/2006 (4)	500,000	525,837
Donaldson, Lufkin & Jenrette, Inc., 6.875%, 11/01/2005	835,000	872,675
J.P. Morgan Chase & Co., 5.625%, 08/15/2006	1,500,000	1,572,732
Lehman Brothers Holdings Inc., 6.625%, 02/05/2006	1,520,000	1,600,521
Lehman Brothers Holdings Inc., 6.250%, 05/15/2006	1,000,000	1,052,777
Merrill Lynch & Co., Inc., 6.150%, 01/26/2006 (4)	1,225,000	1,280,717
Merrill Lynch & Co., Inc., 6.130%, 05/16/2006	1,255,000	1,322,361
Morgan Stanley, 6.100%, 04/15/2006	1,315,000	1,377,837
		14,060,644

Food & Beverages - 3.5%
Bottling Group LLC, 2.450%, 10/16/2006 (4)	1,400,000	1,385,811
Campbell Soup Company, 6.900%, 10/15/2006	1,115,000	1,196,115
Coca-Cola Enterprises Inc., 5.375%, 08/15/2006 (4)	1,040,000	1,085,612
Coca-Cola Enterprises Inc., 5.250%, 05/15/2007 (4)	1,520,000	1,598,991
		5,266,529

Insurance - 2.1%
American International Group, Inc., 2.850%, 12/01/2005	910,000	915,262
UnitedHealth Group Incorporated, 7.500%, 11/15/2005 (4)	1,000,000	1,053,368
UnitedHealth Group Incorporated, 5.200%, 01/17/2007	1,130,000	1,181,255

	Principal Amount	Value
Maufacturing - Diversified - 1.3%
Honeywell International Inc., 6.875%, 10/03/2005 (4)	1,790,000	1,862,595

Metals & Mining - 0.8%
Alcoa Inc., 4.250%, 08/15/2007	1,205,000	1,238,636

Retail - 1.8%
Target Corporation, 5.950%, 05/15/2006	1,125,000	1,183,444
Target Corporation, 5.500%, 04/01/2007	1,400,000	1,482,127
		2,665,571

Telecommunications - 2.4%
BellSouth Corporation, 5.000%, 10/15/2006 (4)	1,000,000	1,038,253
GTE Corporation, 6.360%, 04/15/2006	850,000	892,732
SBC Communications Inc., 5.750%, 05/02/2006	1,625,000	1,697,319
		3,628,304

Total Corporate Bonds (Cost $63,925,243)		63,931,986

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.2%
Federal Home Loan Bank, 2.500%, 12/15/2005 (4)	8,215,000	8,226,222
Federal Home Loan Bank, 2.875%, 08/15/2006	5,950,000	5,963,185
Federal Home Loan Bank, 2.875%, 09/15/2006 (4)	3,010,000	3,016,878
Federal Home Loan Mortgage Corporation, 2.125%, 11/15/2005 (4)	7,690,000	7,667,045
Federal Home Loan Mortgage Corporation, 1.875%, 02/15/2006 (4)	7,440,000	7,375,986
Federal National Mortgage Association, 1.875%, 09/15/2005 (4)	2,125,000	2,116,205
Federal National Mortgage Association, 2.875%, 10/15/2005 (4)	1,790,000	1,800,812
Federal National Mortgage Association, 2.250%, 02/28/2006 (4)	1,910,000	1,902,358
Federal National Mortgage Association, 2.250%, 05/15/2006	3,555,000	3,536,535
Federal National Mortgage Association, 4.375%, 10/15/2006 (4)	6,500,000	6,703,944
Federal National Mortgage Association, 2.625%, 11/15/2006 (4)	3,635,000	3,620,078
Federal National Mortgage Association, 5.000%, 01/15/2007 (4)	4,560,000	4,771,260
Federal National Mortgage Association, 2.625%, 01/19/2007 (4)	2,505,000	2,482,402
Federal National Mortgage Association, 3.250%, 11/15/2007	3,450,000	3,452,746
Total U.S. Government Agency Obligations (Cost $62,856,328)		62,635,656

ASSET BACKED SECURITIES - 11.0%
Bank One Auto Securitization Trust, 2003-1 A4, 2.430%, 03/22/2010	725,000	712,151
Capital Auto Receivables Asset Trust, 2003-3 A3A, 2.960%, 01/15/2008	660,000	660,071
Chase Manhattan Auto Owner Trust, 2003-A A4, 2.060%, 12/15/2009 (4)	1,395,000	1,367,687
Citibank Credit Card Issuance Trust, 2003-A2 A2, 2.700%, 01/15/2008	1,205,000	1,206,692
Citibank Credit Card Issuance Trust, 2004-A1 A1, 2.550%, 01/20/2009	1,010,000	999,621
Daimler Chrysler Auto Trust, 2003-A A4, 2.880%, 10/08/2009	1,650,000	1,649,909
Honda Auto Receivables Owner Trust, 2002-4 A4, 2.700%, 03/17/2008	880,000	880,311
Honda Auto Receivables Owner Trust, 2003-3 A4, 2.770%, 11/21/2008	750,000	748,095
Nissan Auto Receivables Owner Trust, 2002-C A4, 3.330%, 01/15/2008	950,000	958,744
Nissan Auto Receivables Owner Trust, 2004-B A3, 3.350%, 05/15/2008	885,000	892,484
Nissan Auto Receivables Owner Trust, 2003-B A4, 2.050%, 03/16/2009	955,000	936,373
Toyota Auto Receivables Owner Trust, 2003-B A4, 2.790%, 01/15/2010	945,000	943,154
Toyota Auto Receivables Owner Trust, 2003-A A4, 2.200%, 03/15/2010	765,000	759,012
USAA Auto Owner Trust, 2004-2 A3, 3.030%, 06/16/2008	1,615,000	1,620,402
USAA Auto Owner Trust, 2003-1 A4, 2.040%, 02/16/2010	680,000	671,404
Wells Fargo Financial Auto Owner Trust, 2004-A A3, 2.060%, 06/16/2008	1,415,000	1,403,271
Total Asset Backed Securities (Cost $16,447,209)		16,409,381

MORTGAGE BACKED SECURITIES - PRIVATE - 2.3%
Bear Stearns Commercial Mortgage Securities, 6.080%, 02/15/2035	1,323,753	1,405,185
GE Capital Commercial Mortgage Corporation, 2004-C2 A1, 3.111%, 03/10/2040	1,510,024	1,498,360
Nationslink Funding Corporation, 1998-2 A1, 6.001%, 07/20/2008	471,498	484,226
Total Mortgage Backed Securities - Private (Cost $3,392,653)		3,387,771

MORTGAGE BACKED SECURITIES - U.S. AGENCY - 0.0%
FNMA, Pool 527835, 7.500%, 02/01/2030	1,388	1,489
FNMA, Pool 541946, 7.500%, 07/01/2030	877	941
FNMA, Pool 584930, 7.500%, 05/01/2031	1,958	2,099
Total Mortgage Backed Securities - U.S. Agency (Cost $4,405)		4,529

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.7%
General Electric Capital Corporation Commercial Paper, 1.730%, 10/01/2004	1,071,000	1,071,000
Total Short-Term Investments (Cost $1,071,000)		1,071,000

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 39.1%

Certificates of Deposit - 2.4%
Lloyds Institutional Certificate of Deposit, 1.180%, 10/27/2004	1,186,584	1,186,584
Rabobank Nederland Certificate of Deposit, 2.015%, 03/02/2005	1,186,584	1,186,584
Svenska Handlsbankn Certificate of Deposit, 1.170%, 10/21/2004	1,186,584	1,186,584
Total Certificates of Deposit (Cost $3,559,752)		3,559,752

Commercial Paper - 8.4%
Goldman Sachs Group, Inc. Commercial Paper, 1.955%, 04/22/2005 (3)	2,373,168	2,373,168
Lakeside Funding LLC Commercial Paper, 1.790%, 10/08/2004 (Cost $1,779,876, Acquired Date 09/08/2004) (2) (3)	1,779,876	1,779,876
Leafs LLC Commercial Paper, 1.821%, 04/20/2005 (Cost $1,186,584, Acquired Date 04/20/2004) (2) (3)	1,186,584	1,186,584
Morgan Stanley Commercial Paper, 1.955%, 03/11/2005 (3)	2,373,168	2,373,168
Mortgage Interest Commercial Paper, 1.752%, 10/12/2004 (Cost $2,373,168, Acquired Date 09/14/2004) (2) (3)	2,373,168	2,373,168
Park Granada LLC Commercial Paper, 1.743%, 10/13/2004 (Cost $2,373,168, Acquired Date 09/13/2004) (2) (3)	2,373,168	2,373,168
Total Commercial Paper (Cost $12,459,132)		12,459,132

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	593	593
Total Money Market Funds (Cost $593)		593

Other Short-Term Investments - 7.2%
Bayerische Landesbank, 1.830%, 06/24/2005 (3)	1,186,584	1,186,584
Halogen Funding Company, LLC, 1.800%, 10/18/2005 (Cost $2,373,168, Acquired Date 09/17/2004) (2) (3)	2,373,168	2,373,168
Metlife Global Funding, 1.880%, 04/28/2008 (Cost $2,373,168, Acquired Date 04/09/2003) (2) (3)	2,373,168	2,373,168
Natexis Banq, 1.920%, 07/12/2004 (3)	1,779,876	1,779,876
Premium Asset Trust 03-2, 1.740%, 06/01/2005 (Cost $1,186,584, Acquired Date 05/02/2003) (2) (3)	1,186,584	1,186,584
Sigma Finance, Inc., 1.945%, 05/17/2005 (Cost $1,779,876, Acquired Date 05/17/2004) (2) (3)	1,779,876	1,779,876
Total Other Short-Term Investments (Cost $10,679,256)		10,679,256

Repurchase Agreements - 21.1%
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	3,559,752	3,559,752
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by Corporate Bonds Rated AAA by S&P)	16,018,884	16,018,884
CS First Boston Repurchase Agreement, 1.935%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	11,865,840	11,865,840
Total Repurchase Agreements (Cost $31,444,476)		31,444,476

Total Investments Purchased with Cash Proceeds from
Securities Lending (Cost $58,143,209)		58,143,209

TOTAL INVESTMENTS (Cost $205,840,047) - 138.3%		205,583,532

Cash Overdrafted from Securities Lending - (1.5)%		(2,229,667)
Liabilities, less Other Assets - (36.8)%		(54,730,150)
Total Net Assets - 100.0%		148,623,715

(1) Foreign security which trades on U.S. exchange.
(2) Restricted under Rule 144A of the Securities Act of 1933.
(3) Variable rate security. The rate shown is the rate in effect on September 30, 2004.
(4) This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $54,683,885 at September 30, 2004.

AHA FULL MATURITY FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)
	Principal Amount	Value
CORPORATE BONDS - 33.9%

Aerospace & Defense - 0.5%
Northrop Grumman Corporation, 4.079%, 11/16/2006	30,000	30,492
Raytheon Company, 6.750%, 08/15/2007	40,000	43,778
Systems 2001 Asset Trust, 6.664%, 09/15/2013 (Cost $70,063, Acquired 06/04/2001 and 06/07/2001) (2)	69,752	77,526
		151,796

Airlines - 0.5%
Continental Airlines, Inc., 6.800%, 07/02/2007	164,143	141,754

Automobiles - 1.1%
DaimlerChrysler NA Holding Corp., 2.343%, 09/10/2007 (4)	30,000	30,057
DaimlerChrysler NA Holding Corp., 4.050%, 06/04/2008 (5)	50,000	50,491
DaimlerChrysler NA Holding Corp., 7.300%, 01/15/2012	90,000	102,373
Ford Motor Company, 9.215%, 09/15/2021	125,000	141,911
		324,832

Banking - 4.9%
Bank of America Corporation, 5.250%, 02/01/2007	50,000	52,426
Bank of America Corporation, 2.260%, 09/15/2014 (4)	70,000	70,070
Bank One Corporation, 10.000%, 08/15/2010	89,000	114,054
BSCH Issuances Ltd., 7.625%, 09/14/2010 (1) (5)	100,000	117,551
Dime Capital Trust I, 9.330%, 05/06/2027	50,000	57,965
Dresdner Bank - New York, 7.250%, 09/15/2015 (1) (5)	150,000	175,539
HSBC Holdings plc, 7.500%, 07/15/2009 (1)	150,000	172,902
KfW Bankengruppe, 3.375%, 01/23/2008 (1)	80,000	80,626
NCNB Corporation, 10.200%, 07/15/2015	100,000	139,381
Wachovia Corporation, 3.625%, 02/17/2009 (5)	140,000	139,046
Wachovia Corporation, 6.300%, 04/15/2008 (4)	150,000	163,070
Wells Fargo & Company, 1.980%, 09/15/2009 (4)	170,000	169,965
Wells Fargo & Company, 5.000%, 11/15/2014	10,000	10,171
		1,462,766

Building Products - 0.5%
Hanson Australia Funding, 5.250%, 03/15/2013 (1)	75,000	76,307
Masco Corporation, 5.875%, 07/15/2012 (5)	75,000	80,793
		157,100

Chemicals - 0.2%
The Dow Chemical Company, 5.750%, 12/15/2008	40,000	42,732
E.I. du Pont de Nemours and Company, 4.125%, 04/30/2010 (5)	30,000	30,309
		73,041

Communication & Media - 1.6%
Comcast Cable Communications, Inc., 8.375%, 05/01/2007	70,000	78,241
Cox Communications, Inc., 3.875%, 10/01/2008	30,000	28,945
Cox Enterprises, Inc., 4.375%, 05/01/2008 (Cost $39,681, Acquired 06/29/2004) (2)	40,000	39,090
Historic TW Inc., 9.125%, 01/15/2013	50,000	62,697
Liberty Media Corporation, 3.380%, 09/17/2006 (4)	35,000	35,384
Time Warner Inc., 6.875%, 05/01/2012 (5)	100,000	111,735
Turner Broadcasting System, Inc., 8.375%, 07/01/2013	110,000	132,852
		488,944

Communications Equipment - 0.1%
Motorola, Inc., 4.608%, 11/16/2007	40,000	41,127

Drugs - 0.1%
Bristol-Myers Squibb Company, 4.750%, 10/01/2006	40,000	41,353

Energy - 3.9%
American Electric Power Company, Inc., 6.125%, 05/15/2006	50,000	52,439
The Cleveland Electric Illuminating Company, 5.650%, 12/15/2013	110,000	114,028
Dominion Resources, Inc., 5.700%, 09/17/2012 (5)	50,000	52,660
DTE Energy Company, 2.740%, 06/01/2007 (4)	40,000	40,018
Exelon Corporation, 6.750%, 05/01/2011	60,000	67,084

	Principal Amount	Value
FirstEnergy Corp., 5.500%, 11/15/2006	20,000	20,829
Hydro-Quebec, 6.300%, 05/11/2011 (1)	20,000	22,441
Korea Electric Power Corporation, 6.750%, 08/01/2027 (1)	75,000	80,723
Korea Electric Power Corporation, 7.750%, 04/01/2013 (1)	95,000	114,065
Niagara Mohawk Power Corporation, 7.750%, 10/01/2008	50,000	56,958
Pacific Gas and Electric Company, 3.600%, 03/01/2009 (5)	70,000	69,253
Pacific Gas and Electric Company, 6.050%, 03/01/2034	25,000	25,533
Progress Energy, Inc., 7.100%, 03/01/2011 (5)	70,000	79,138
PSI Energy, Inc., 7.850%, 10/15/2007	125,000	140,583
Sempra Energy, 2.210%, 05/21/2008 (4)	50,000	50,014
TXU Corp., 6.375%, 06/15/2006	80,000	84,140
TXU Energy Co., 2.380%, 01/17/2006 (Cost $100,000, Acquired 07/09/2004) (2)	100,000	100,263
		1,170,169

Financial - 7.7%
American General Finance Corporation, 8.450%, 10/15/2009	100,000	118,509
Amvescap Plc, 5.900%, 01/15/2007 (1)	50,000	52,796
Anadarko Finance Co., 6.750%, 05/01/2011 (1)	80,000	90,725
Auburn Hills Trust, 12.375%, 05/01/2020	55,000	84,708
Boeing Capital Corporation, 5.750%, 02/15/2007	50,000	52,983
Caterpillar Financial Services Corporation, 4.500%, 06/15/2009	90,000	92,537
CIT Group Inc., 4.000%, 05/08/2008 (5)	50,000	50,527
CIT Group Inc., 3.375%, 04/01/2009	75,000	73,271
Countrywide Home Loans, Inc., 2.875%, 02/15/2007	60,000	59,383
Deutsche Telekom International Finance BV, 3.875%, 07/22/2008 (1) (5)	50,000	50,244
Deutsche Telekom International Finance BV, 8.250%, 06/15/2030 (1)	75,000	97,231
Diageo Capital Plc, 3.375%, 03/20/2008 (1)	50,000	49,861
Ford Motor Credit Company, 2.790%, 09/28/2007 (4)	300,000	299,898
General Electric Capital Corporation, 1.762%, 07/28/2008 (4)	80,000	79,963
General Electric Capital Corporation, 2.148%, 09/15/2014 (4)	40,000	40,044
General Electric Capital Corporation, 6.000%, 06/15/2012	75,000	82,527
General Motors Acceptance Corporation, 2.510%, 01/16/2007 (4)	30,000	30,068
General Motors Acceptance Corporation, 3.080%, 09/23/2008 (4)	200,000	200,125
John Deere Capital Corporation, 3.900%, 01/15/2008 (5)	50,000	50,761
National Rural Utilities Cooperative Finance Corporation, 6.000%, 05/15/2006	50,000	52,454
Petrozuata Finance, Inc., 8.220%, 04/01/2017 (Cost $22,748, Acquired 09/23/1999 & 01/18/2000) (1) (2)	30,000	29,700
Sprint Capital Corporation, 4.780%, 08/17/2006	150,000	154,279
Sprint Capital Corporation, 7.625%, 01/30/2011	75,000	86,761
Telecom Italia Capital, 4.000%, 01/15/2010 (Cost $99,732, Acquired 09/28/2004) (1) (2)	100,000	99,361
Toyota Motor Credit Corporation, 2.800%, 01/18/2006	40,000	40,124
Wharf International Finance Ltd., 7.625%, 03/13/2007 (1)	175,000	191,112
		2,309,952

Financial - Investment Banking Corporations - 3.9%
The Bear Stearns Companies Inc., 2.875%, 07/02/2008	50,000	48,609
Citigroup Inc., 5.625%, 08/27/2012	180,000	192,700
Credit Suisse First Boston, 4.625%, 01/15/2008 (5)	30,000	31,014
Credit Suisse First Boston, 6.125%, 11/15/2011 (5)	100,000	109,107
The Goldman Sachs Group, Inc., 1.980%, 07/23/2009 (4)	80,000	80,224
The Goldman Sachs Group, Inc., 5.150%, 01/15/2014 (5)	75,000	75,592
The Goldman Sachs Group, Inc., 2.570%, 09/29/2014 (4)	70,000	70,181
J.P. Morgan Chase & Co., 2.160%, 10/02/2009 (4)	90,000	90,113
J.P. Morgan Chase & Co., 2.880%, 09/30/2034 (4)	40,000	39,833
J.P. Morgan Chase & Co., 5.750%, 01/02/2013	90,000	95,987
Lehman Brothers Holdings Inc., 3.500%, 08/07/2008 (5)	50,000	49,646
Lehman Brothers Holdings Inc., 4.000%, 01/22/2008	50,000	50,828
Merrill Lynch & Co., Inc., 3.375%, 09/14/2007	20,000	20,001
Merrill Lynch & Co., Inc., 4.125%, 01/15/2009	70,000	70,631
Morgan Stanley, 3.625%, 04/01/2008 (5)	40,000	40,117
Morgan Stanley, 5.800%, 04/01/2007 (5)	100,000	106,185
		1,170,768

Food & Beverages - 0.9%
General Mills, Inc., 5.125%, 02/15/2007	40,000	41,682
Kraft Foods Inc., 5.625%, 11/01/2011	110,000	116,358
Pepsi Bottling Holdings, Inc., 5.625%, 02/17/2009 (Cost $52,631, Acquired 06/29/2004) (2)	50,000	53,877
Sara Lee Corporation, 2.750%, 06/15/2008	50,000	48,962
		260,879

Health Care Services - 0.4%

	Principal Amount	Value
HCA, Inc., 8.750%, 09/01/2010	100,000	117,357

Industrial - 0.4%
Dryden Investor Trust, 7.157%, 07/23/2008 (Cost $103,351, Acquired 07/16/1998) (2) (3)	103,351	110,674

Insurance - 0.5%
Ace Ina Holdings, 8.300%, 08/15/2006	60,000	65,518
Protective Life Corporation, 4.300%, 06/01/2013	100,000	95,768
		161,286

Manufacturing - Diversifed - 0.9%
Tyco International Group SA, 6.375%, 10/15/2011 (1)	185,000	204,888
Tyco International Group SA, 6.000%, 11/15/2013 (1)	50,000	54,057
		258,945

Metals & Mining - 0.3%
Alcan Inc., 5.200%, 01/15/2014 (1) (5)	75,000	77,135

Multi-Industry - 0.2%
General Electric Company, 5.000%, 02/01/2013 (5)	60,000	61,811

Oil & Gas - 1.9%
Amerada Hess Corporation, 7.375%, 10/01/2009	50,000	56,252
Apache Corporation, 6.250%, 04/15/2012	50,000	56,112
ConocoPhillips, 4.750%, 10/15/2012	50,000	50,783
Devon Energy Corporation, 2.750%, 08/01/2006	80,000	79,493
Occidental Petroleum Corporation, 6.750%, 01/15/2012 (5)	60,000	68,118
Pemex Project Funding Master Trust, 3.180%, 06/15/2010 (Cost $100,385, Acquired 06/29/2004) (2) (4)	100,000	101,300
Pemex Project Funding Master Trust, 9.125%, 10/13/2010	50,000	59,625
Texas Eastern Transmission, LP, 5.250%, 07/15/2007	50,000	52,012
XTO Energy, Inc., 7.500%, 04/15/2012	40,000	47,061
		570,756

Paper & Forest - 0.4%
MeadWestvaco Corporation, 6.850%, 04/01/2012 (5)	50,000	55,780
Weyerhaeuser Company, 6.750%, 03/15/2012 (5)	50,000	56,152
		111,932

Real Estate - 0.2%
EOP Operating Limited Partnership, 6.750%, 02/15/2012	50,000	55,488

Retail - 0.2%
Target Corporation, 5.400%, 10/01/2008	50,000	53,210

Telecommunications - 1.7%
AT&T Wireless Services Inc., 8.125%, 05/01/2012	85,000	102,858
AT&T Wireless Services Inc., 8.750%, 03/01/2031	25,000	32,925
BellSouth Corporation, 4.200%, 09/15/2009 (5)	50,000	50,343
British Telecommunications Plc, 7.625%, 12/15/2005 (1)	50,000	52,976
British Telecommunications Plc, 8.625%, 12/15/2030 (1)	100,000	131,763
France Telecom SA, 7.200%, 03/01/2006 (1) (5)	40,000	42,744
Pacific Bell, 6.125%, 02/15/2008	50,000	53,887
Vodafone Group Plc, 3.950%, 01/30/2008 (1)	40,000	40,602
		508,098

Transportation Services - 0.6%
FedEx Corp., 9.650%, 06/15/2012	125,000	163,232

Waste Management - 0.3%
Waste Management, Inc., 6.375%, 11/15/2012	70,000	77,504

Total Corporate Bonds (Cost $9,782,396)		10,121,909

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. - Lousiana, 6.360%, 05/15/2025	50,494	49,368
Total Revenue Bonds (Cost $50,920)		49,368

FOREIGN GOVERNMENT BONDS - 1.3%
National Bank of Hungary, 8.875%, 11/01/2013 (1)	75,000	98,697
Republic of Italy, 4.375%, 10/25/2006	40,000	41,169

	Principal Amount	Value
Russian Federation, 5.000%, 03/31/2030 (1) (4)	120,000	115,578
United Mexican States, 9.875%, 02/01/2010 (1)	50,000	61,775
United Mexican States, 8.375%, 01/14/2011 (1)	70,000	82,250
Total Foreign Government Bonds (Cost $330,434)		399,469

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.8%
Federal Home Loan Bank, 2.750%, 05/15/2006 (5)	40,000	40,059
Federal Home Loan Mortgage Corporation, 3.375%, 04/15/2009 (5)	40,000	39,583
Federal Home Loan Mortgage Corporation, 6.625%, 09/15/2009 (5)	1,400,000	1,580,907
Federal National Mortgage Association, 4.625%, 10/15/2014 (5)	10,000	9,983
Federal National Mortgage Association, 2.375%, 02/15/2007 (5)	20,000	19,749
Federal National Mortgage Association, 6.250%, 02/01/2011	50,000	55,276
Federal National Mortgage Association, 6.125%, 03/15/2012 (5)	200,000	223,158
Federal National Mortgage Association, 2.800%, 03/01/2019 (4)	160,000	159,514
Federal National Mortgage Association, 3.00%, 04/26/2019 (4)	70,000	69,871
SLM Corporation, 4.120%, 04/01/2009 (4)	50,000	50,201
Tennessee Valley Authority, 5.625%, 01/18/2011	10,000	10,857
Tennessee Valley Authority, 6.250%, 12/15/2017	80,000	90,197
Total U.S. Government Agency Obligations (Cost $2,340,327)		2,349,355

U.S. TREASURY SECURITIES - 22.1%

U.S. Treasury Bonds - 9.5%
United States Treasury Bond, 9.875%, 11/15/2015 (5)	225,000	335,672
United States Treasury Bond, 9.250%, 02/15/2016 (5)	225,000	324,044
United States Treasury Bond, 6.250%, 08/15/2023 (5)	1,200,000	1,401,656
United States Treasury Inflation Index Bond, 2.375%, 01/15/2025 (5)	190,920	198,952
United States Treasury Inflation Index Bond, 3.875%, 04/15/2029	455,111	603,805
		2,864,129

U.S. Treasury Notes - 12.1%
United States Treasury Inflation Index Note, 2.000%, 01/15/2014 (5)	164,014	167,993
United States Treasury Note, 6.000%, 08/15/2009 (5)	90,000	100,638
United States Treasury Note, 3.500%, 08/15/2009 (5)	810,000	815,158
United States Treasury Note, 3.625%, 07/15/2009 (5)	30,000	30,373
United States Treasury Note, 4.000%, 06/15/2009 (5)	1,850,000	1,904,490
United States Treasury Note, 4.250%, 08/15/2013 (5)	35,000	35,535
United States Treasury Note, 4.250%, 11/15/2013 (5)	410,000	415,414
United States Treasury Note, 4.250%, 08/15/2014 (5)	80,000	80,863
United States Treasury Note, 4.750%, 05/15/2014 (5)	90,000	94,500
		3,644,964

U.S. Treasury Strips - 0.5%
United States Treasury Strip, 0.000%, 02/15/2023	350,000	136,290

Total U.S. Treasury Securities (Cost $6,366,798)		6,645,383

ASSET BACKED SECURITIES - 10.8%
Ace Securities Corp., 2004-SD1 A1, 2.330%, 11/25/1933 (4)	110,000	110,000
Ameriquest Mortgage Securities Inc., 2002-5 AV3, 2.310%, 02/25/2033 (4)	39,470	39,569
Ameriquest Mortgage Securities Inc., 2003-AR3 A2, 2.210%, 10/25/2033 (4)	124,038	124,343
Bayview Financial Acquisition Trust, 2002-AA A1, 2.190%, 02/25/2032 (Cost $35,889, Acquired 07/24/2003) (2) (4)	35,883	35,920
CDC Mortgage Capital Trust, 2002-HE3 A, 2.330%, 03/25/2033 (4)	23,003	23,114
Citifinancial Mortgage Securities Inc., 2004-1 AF2, 2.645%, 04/25/2034	150,000	146,151
Cityscape Home Equity Loan Trust, 1997-C A4, 7.000%, 07/25/2028	32,571	32,542
Conseco Finance, 2002-C AF3, 4.580%, 06/15/2032	9,405	9,424
Contimortgage Home Equity Loan Trust, 1997-2 A9, 7.090%, 04/15/2028	71,539	71,541
Daimler Chrysler Master Owner Trust, 2004-A A, 1.780%, 01/15/2009 (4)	275,000	275,194
Fairbanks Capital Mortgage Loan Trust, 1999-1 A, 2.440%, 05/25/2028 (4)	80,812	80,091
Green Tree Financial Corporation, 1997-7 A6, 6.760%, 07/15/2029	209,541	223,218
Green Tree Home Improvement Loan Trust, 1996-D HEM2, 8.300%, 09/15/2027	323,773	324,714
Home Equity Asset Trust, 2002-4 A3, 2.320%, 03/25/2033 (4)	19,366	19,435
Home Equity Mortgage Trust, 2003-5 A1, 2.260%, 01/25/2034 (4)	37,417	37,536
IMC Home Equity Loan Trust, 1997-5 A10, 6.880%, 11/20/2028	111,989	111,930
MBNA Credit Card Master Note Trust, 2003-A3 A3, 1.720% 08/16/2010	300,000	300,992
New Century Home Equity Loan Trust, 2003-5 AI3, 3.560%, 11/25/2033	150,000	150,427
Residential Asset Mortgage Products, Inc., 2003-RS7 AI3, 3.680%, 09/25/2027	150,000	149,895
Residential Asset Securities Corporation, 2003-KS11 AI3, 3.320%, 02/25/2029	150,000	149,647
Residential Asset Securities Corporation, 2004-KS2 AI3, 3.020%, 05/25/2029	125,000	123,720
Residential Asset Securities Corporation, 2004-KS5 AI3, 4.030%, 04/25/2030	150,000	151,579

	Principal Amount	Value
Residential Asset Mortgage Products, Inc., 2002-RS3 AI5, 5.572%, 06/25/2032	130,000	133,193
Residential Asset Securities Corporation, 2003-KS5 AI6, 3.620%, 07/25/2033	200,000	191,634
Residential Funding Mortgage Securities, Inc., 2003-HS3 A2B, 2.130%, 08/25/2033 (4)	56,146	56,178
Structured Asset Investment Loan Trust, 2003-BC9 3A1, 2.090%, 08/25/2033 (4)	49,755	49,778
UCFC Home Equity Loan, 1998-C A7, 5.935%, 01/15/2030	103,059	104,618
Total Asset Backed Securities (Cost $3,200,116)		3,226,383

MORTGAGE BACKED SECURITIES - PRIVATE - 4.4%
Asset Securitization Corporation, 1996-D2 A1, 6.920%, 02/14/2029	134,787	140,760
Bear Stearns Adjustable Rate Mortgage Trust, 2004-4 A6, 3.516%, 06/25/2034	100,000	98,464
Bear Stearns Asset Backed Securities, Inc., 2003-AC1 A1, 4.103%, 05/25/2033	61,525	61,716
Commercial Mortgage Acceptance Corporation, 1997-ML1 A4, 6.735%, 12/15/2030	83,764	90,380
Countrywide Home Loans, 2004-20 2A1, 3.626%, 09/25/2034 (3)	88,692	91,298
Deutsche Mortgage and Asset Receiving Corp., 1998-C1 A2, 6.538%, 06/15/2031	98,311	106,041
Deutsche Mortgage Securities, Inc., 2004-4 1A3, 4.940%, 04/25/2034	150,000	151,351
GE Capital Commercial Mortgage Corporation, 2002-3A A2, 4.996%, 12/10/2037	150,000	154,488
GMAC Commercial Mortgage Securities Inc., 1997-C1 A3, 6.869%, 07/15/2029	85,203	91,870
GMAC Commercial Mortgage Securities Inc., 2003-C1 A2, 4.079%, 05/10/2036	125,000	120,737
MLCC Mortgage Investors, Inc., 2003-F A3, 3.249%, 10/25/2028 (4)	44,599	45,421
Nomura Asset Securities Corporation, 1996-MD5 A1B, 7.120%, 04/13/2039	170,000	180,143
Total Mortgage Backed Securities - Private (Cost $1,307,910)		1,332,669

MORTGAGE BACKED SECURITIES - U.S. AGENCY - 15.5%
FHLMC Gold, Pool E01251, 5.500%, 11/01/2017	129,858	134,512
FHLMC Gold, Pool E01280, 5.000%, 12/01/2017	102,136	104,100
FHLMC Gold, Pool C00689, 6.500%, 12/01/2028	32,201	33,886
FHLMC Gold, Pool C20300, 6.500%, 01/01/2029	39,582	41,653
FHLMC Gold, Pool C00760, 6.500%, 05/01/2029	52,027	54,716
FHLMC Gold, Pool C00785, 6.500%, 06/01/2029	196,462	206,616
FHLMC, Pool 160098, 10.500%, 01/01/2010	9,357	10,287
FHLMC, Series 2567 Class OD, 5.000%, 08/15/2015	125,000	127,751
FHLMC, Series 2539 Class QB, 5.000%, 09/15/2015	175,000	179,039
FHLMC, Series 2544 Class QB, 5.000%, 09/15/2015	150,000	153,543
FHLMC, Series 2533 Class PC, 5.000%, 10/15/2017	125,000	127,320
FHLMC, Series 1 Class Z, 9.300%, 04/15/2019	39,643	39,700
FHLMC, Series 2418 Class MC, 6.000%, 09/15/2019	4,304	4,304
FHLMC, Series 2804 Class VC, 5.000%, 07/15/2021	198,121	198,616
FHLMC, Series 2531 Class N, 4.000%, 07/15/2027	71,738	72,030
FHLMC, Series 2141 Class N, 5.550%, 11/15/2027	127,301	129,193
FHLMC, Series 2277 Class B, 7.500%, 01/15/2031	62,234	63,220
FNMA, Pool 254088, 5.500%, 12/01/2016	122,182	126,680
FNMA, Pool 254509, 5.000%, 10/01/2017	117,941	120,231
FNMA, Pool 254510, 5.000%, 11/01/2017	138,946	141,645
FNMA, Pool 254631, 5.000%, 02/01/2018	180,461	183,965
FNMA, Pool 254907, 5.000%, 10/01/2018	294,767	300,286
FNMA, Pool 254953, 5.000%, 11/01/2018	104,977	106,943
FNMA, Pool 252162, 6.500%, 12/01/2028	34,718	36,526
FNMA, Pool 303168, 9.500%, 02/01/2025	17,320	19,602
FNMA, Pool 251813, 6.500%, 07/01/2028	32,224	33,902
FNMA, Pool 251967, 6.500%, 09/01/2028	39,076	41,111
FNMA, Pool 252570, 6.500%, 07/01/2029	74,740	78,591
FNMA, Pool 252645, 6.500%, 08/01/2029	32,865	34,559
FNMA, Pool 253183, 7.500%, 04/01/2030	5,962	6,396
FNMA, Pool 253398, 8.000%, 08/01/2030	28,302	30,808
FNMA, Pool 254949, 5.000%, 11/01/2033	138,053	137,040
FNMA, Pool 585226, 6.500%, 05/01/2031	24,272	25,493
FNMA, Series 2002-70 Class PL, 5.000%, 04/25/2015	170,463	172,895
FNMA, Series 1991-86 Class Z, 6.500%, 07/25/2021	111,863	118,086
FNMA, Series 2002-68 Class KG, 4.750%, 12/25/2014	59,890	60,526
FNMA, Series 2003-16 Class PC, 5.000%, 10/25/2015	150,000	152,722
FNMA, Series 2003-18 Class GB, 5.000%, 03/25/2016	150,000	153,005
FNMA, Series 1992-136 Class PK, 6.000%, 08/25/2022	99,985	104,551
FNMA, Series 2002-95 Class MD, 5.000%, 07/25/2026	150,000	152,112
FNMA, Series 2003-31 Class KG, 4.500%, 12/25/2028	175,000	177,189
FNMA, Series 1998-66 Class C, 6.000%, 12/25/2028	45,292	47,681
FNMA, Series 2003-44 Class AB, 3.750%, 05/25/2033	53,369	52,982
GNMA, Pool 780315, 9.500%, 12/15/2017	35,813	40,520
GNMA, Pool 2714, 6.500%, 02/20/2029	111,568	117,858
GNMA, Pool 479168, 8.000%, 02/15/2030	98,955	108,094
GNMA, Pool 780678, 6.500%, 11/15/2027	96,247	102,073

	Principal Amount	Value
Total Mortgage Backed Securities - U.S. Agency (Cost $4,652,963)		4,664,558

SHORT-TERM INVESTMENTS - 3.4%
U.S. Government Agency Obligations - 3.4%
Federal Home Loan Bank Discount Note, 1.000%, 10/01/2004	483,000	483,000
Federal National Mortgage Association Discount Note, 1.740%, 10/27/2004	500,000	499,372
Federal National Mortgage Association Discount Note, 2.030%, 04/01/2005	45,000	44,537
Total Short-Term Investments (Cost $1,026,927)		1,026,909

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 33.9%

Certificates of Deposit - 2.1%
Lloyds Institutional Certificate of Deposit, 1.180%, 10/27/2004	207,958	207,958
Rabobank Nederland Certificate of Deposit, 2.015%, 03/02/2005	207,958	207,958
Svenska Handlsbankn Certificate of Deposit, 1.170%, 10/21/2004	207,958	207,958
Total Certificates of Deposit (Cost $623,874)		623,874

Commercial Paper - 7.3%
Goldman Sachs Group, Inc. Commercial Paper, 1.955%, 04/22/2005 (4)	415,916	415,916
Lakeside Funding LLC Commercial Paper, 1.790%, 10/08/2004 (Cost $311,937, Acquired Date 09/08/2004) (2) (4)	311,937	311,937
Leafs LLC Commercial Paper, 1.821%, 04/20/2005 (Cost $207,958, Acquired Date 04/20/2004) (2) (4)	207,958	207,958
Morgan Stanley Commercial Paper, 1.955%, 03/11/2005 (4)	415,916	415,916
Mortgage Interest Commercial Paper, 1.752%, 10/12/2004 (Cost $415,916, Acquired Date 09/14/2004) (2) (4)	415,916	415,916
Park Granada LLC Commercial Paper, 1.743%, 10/13/2004 (Cost $415,916, Acquired Date 09/13/2004) (2) (4)	415,916	415,916
Total Commercial Paper (Cost $2,183,559)		2,183,559

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	103	103
Total Money Market Funds (Cost $103)		103

Other Short-Term Investments - 6.2%
Bayerische Landesbank, 1.830%, 06/24/2005 (4)	207,958	207,958
Halogen Funding Company, LLC, 1.800%, 10/18/2005 (Cost $415,916, Acquired Date 09/17/2004) (2) (4)	415,916	415,916
Metlife Global Funding, 1.880%, 04/28/2008 (Cost $415,916, Acquired Date 04/09/2003) (2) (4)	415,916	415,916
Natexis Banq, 1.920%, 07/12/2004 (4)	311,937	311,937
Premium Asset Trust 03-2, 1.740%, 06/01/2005 (Cost $207,958, Acquired Date 05/02/2003) (2) (4)	207,958	207,958
Sigma Finance, Inc., 1.945%, 05/17/2005 (Cost $311,937, Acquired Date 05/17/2004) (2) (4)	311,937	311,937
Total Other Short-Term Investments (Cost $1,871,622)		1,871,622

Repurchase Agreements - 18.3%
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	623,874	623,874
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by CorporateBonds Rated AAA by S&P)	2,807,433	2,807,433
CS First Boston Repurchase Agreement, 1.935%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	2,079,580	2,079,580
Total Repurchase Agreements (Cost $5,510,887)		5,510,887

Total Investments Purchased with Cash Proceeds from
Securities Lending (Cost $10,190,045)		10,190,045

Total Investments (Cost $39,248,836) - 133.3%		40,006,048

Cash Overdrafted from Securities Lending - (1.3%)		(390,778)
Liabilities, less Other Assets - (32.0%)		(9,606,458)
Total Net Assets - 100.0%		30,008,812
(1) Foreign security which trades on U.S. exchange.
(2) Restricted under Rule 144A of the Securities Act of 1933.
(3) Fair valued security.
(4) Variable rate security. The rate shown is the rate in effect on September 30, 2004.
(5) This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $9,552,132 at September 30, 2004.

AHA DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)
	Shares	Value
COMMON STOCKS - 93.6%

Aerospace & Defense - 0.7%
United Technologies Corporation (4)	5,900	$550,942

Appliances - 0.2%
Whirlpool Corporation (4)	2,700	162,243

Automobiles - 0.6%
Ford Motor Company (4)	33,100	465,055

Banking - 4.1%
Bank of America Corporation (4)	41,500	1,798,195
Wachovia Corporation (4)	12,700	596,265
Wells Fargo & Company	12,400	739,412
		3,133,872

Biotechnology - 0.2%
Millipore Corporation *	3,200	153,120

Building & Housing Products - 0.3%
Louisiana-Pacific Corporation (4)	8,000	207,600

Building Residential/Commercial - 0.0%
Centex Corporation	400	20,184

Business Machines & Software - 2.4%
International Business Machines Corporation	10,500	900,270
Pitney Bowes Inc.	16,500	727,650
Xerox Corporation * (4)	14,500	204,160
		1,832,080

Business Services - 0.5%
Cendant Corporation (4)	18,400	397,440
NCR Corporation	500	24,795
		422,235

Chemicals - 0.3%
Ashland Inc. (4)	3,100	173,848
The Dow Chemical Company	600	27,108
		200,956

Communication & Media - 4.2%
Fox Entertainment Group, Inc. Class A * (4)	35,100	973,674
Time Warner Inc. * (4)	38,400	619,776
Viacom Inc. - Class B	33,200	1,114,192
The Walt Disney Company (4)	23,300	525,415
		3,233,057

Communications Equipment - 1.5%
Motorola, Inc.	31,600	570,064
QUALCOMM Inc (4)	15,900	620,736
		1,190,800

Computer Services - 0.7%
Computer Sciences Corporation * (4)	4,100	193,110
Symantec Corporation *	5,800	318,304
		511,414

Computers - 0.8%
Hewlett-Packard Company (4)	30,900	579,375

Consumer Products - 3.6%
American Greetings Corporation - Class A * (4)	7,200	180,864
The Black & Decker Corporation (4)	2,700	209,088
Brunswick Corporation (4)	4,200	192,192
Kimberly-Clark Corporation	7,500	484,425
Mattel, Inc. (4)	48,300	875,679
The Procter & Gamble Company	15,400	833,448

Shares	Value
2,775,696

Drugs - 9.4%
Abbott Laboratories	43,000	1,821,480
Bristol-Myers Squibb Company	21,700	513,639
Eli Lilly and Company	300	18,015
Forest Laboratories, Inc. *	1,600	71,968
GlaxoSmithKline plc - ADR (1)	28,000	1,224,440
Johnson & Johnson (4)	17,210	969,439
Merck & Co. Inc.	16,400	541,200
Pfizer Inc.	15,775	482,715
Wyeth (4)	42,700	1,596,980
		7,239,876

Energy - 1.9%
The AES Corporation *	10,300	102,897
CenterPoint Energy, Inc. (4)	16,000	165,760
Dynegy Inc. Class A* (4)	35,900	179,141
Edison International	9,000	238,590
KeySpan Corporation	1,800	70,560
PG&E Corporation * (4)	7,200	218,880
Sempra Energy	5,500	199,045
TXU Corp.	6,200	297,104
		1,471,977

Engineering Services - 1.0%
Jacobs Engineering Group Inc. *	20,800	796,432

Financial - Investment Banking Corporations - 2.4%
Citigroup Inc.	15,465	682,316
The Goldman Sachs Group, Inc. (4)	6,400	596,736
JP Morgan Chase & Co.	4,800	190,704
Morgan Stanley	7,400	364,820
		1,834,576

Financial Services - 4.5%
Capital One Financial Corporation (4)	4,200	310,380
Countrywide Financial Corporation	10,800	425,412
E*TRADE Financial Corporation *	14,400	164,448
Fannie Mae	4,300	272,620
Freddie Mac	8,200	534,968
ING Groep N.V. - ADR (1)	52,086	1,316,734
KeyCorp	6,900	218,040
PNC Financial Services Group	4,500	243,450
		3,486,052

Food & Beverage - 2.0%
Adolph Coors Company - Class B	2,300	156,216
The Coca-Cola Company	400	16,020
Coca-Cola Enterprises Inc.	10,000	189,000
H.J. Heinz Company	5,900	212,518
Kellogg Company	7,100	302,886
The Pepsi Bottling Group, Inc.	3,600	97,740
Smithfield Foods, Inc. *	23,100	577,500
		1,551,880

Health Care Services - 3.9%
Aetna Inc. (4)	2,800	279,804
Anthem, Inc. * (4)	500	43,625
HCA, Inc. (4)	25,200	961,380
Humana Inc.*	33,100	661,338
IMS Health Incorporated	300	7,176
Medco Health Solutions, Inc. *	24,400	753,960
UnitedHealth Group Incorporated	600	44,244
WellPoint Health Networks Inc. *	2,700	283,743
		3,035,270

Health Care Supplies - 2.8%
AmerisourceBergen Corporation (4)	18,900	1,015,119
Bausch & Lomb Incorporated (4)	2,500	166,125
Guidant Corporation (4)	10,300	680,212
Hospira, Inc. *	640	19,584
Zimmer Holdings, Inc. * (4)	3,400	268,736

	Shares	Value
		2,149,776

Industrial Gases - 1.1%
Air Products and Chemicals, Inc.	15,400	837,452

Insurance - 9.6%
ACE Limited (1)	31,400	1,257,884
The Allstate Corporation (4)	31,100	1,492,489
American International Group, Inc.	4,794	325,944
Assured Guaranty Ltd. (1)	46,800	779,688
CIGNA Corporation	16,100	1,121,043
Conseco, Inc. *	44,000	777,040
MetLife, Inc.	12,900	498,585
SAFECO Corporation	3,700	168,905
The St. Paul Travelers Companies, Inc.	28,622	946,244
		7,367,822

Internet - 0.2%
eBay Inc. *	1,300	119,522

Machinery - 0.6%
Cummins Inc. (4)	2,200	162,558
Deere & Company	4,500	290,475
		453,033

Manufacturing - Apparel - 0.2%
V. F. Corporation	3,400	168,130

Manufacturing - Diversified - 1.8%
3M Co.	5,600	447,832
Danaher Corporation	5,500	282,040
Illinois Tool Works Inc.	6,900	642,873
Textron Inc.	200	12,854
		1,385,599

Metals & Mining - 0.5%
Newmont Mining Corporation (4)	8,000	364,240

Motorcycles - 1.2%
Harley-Davidson, Inc.	15,300	909,432

Multi-Industry - 1.1%
General Electric Company	25,200	846,216

Networking Products - 0.7%
Cisco Systems, Inc. *	31,200	564,720

Oil & Gas - 3.2%
Apache Corporation	5,500	275,605
Burlington Resources Inc.	6,800	277,440
ConocoPhillips	7,200	596,520
Devon Energy Corporation	4,300	305,343
Exxon Mobil Corporation	14,852	717,797
Occidental Petroleum Corporation (4)	1,900	106,267
Valero Energy Corporation (4)	2,600	208,546
		2,487,518
Oil & Gas Services - 0.6%
Halliburton Company	12,800	431,232

Packaging - 1.2%
Pactiv Corporation *	40,300	936,975

Paper and Forest - 0.3%
Georgia-Pacific Corp (4)	1,600	57,520
Plum Creek Timber Company, Inc.	5,100	178,653
		236,173

Restaurants - 1.0%
Brinker International, Inc. * (4)	24,500	763,175

Retail - 7.5%
Albertson's, Inc.	7,600	181,868
Costco Wholesale Corporation (4)	8,300	344,948

	Shares	Value
CVS Corporation (4)	20,900	880,517
Dillard's, Inc. - Class A	3,700	73,038
Federated Department Stores, Inc. (4)	4,500	204,435
The Home Depot, Inc.	28,700	1,125,040
J.C. Penney Company, Inc.	100	3,528
Limited Brands (4)	35,700	795,753
The May Department Stores Company	5,000	128,150
Nordstrom, Inc.	4,200	160,608
Office Depot, Inc.*	11,100	166,833
Staples, Inc.	8,500	253,470
SUPERVALU INC.	7,200	198,360
Target Corporation (4)	17,500	791,875
Wal-Mart Stores, Inc.	8,100	430,920
		5,739,343

Rubber Products - 0.2%
The Goodyear Tire & Rubber Company * (4)	14,600	156,804

Semiconductors - 1.6%
Advanced Micro Devices, Inc.* (4)	13,300	172,900
Intel Corporation	41,500	832,490
Maxim Integrated Products, Inc. (4)	1,400	59,206
National Semiconductor Corporation * (4)	9,500	147,155
		1,211,751

Software - 5.1%
Autodesk, Inc. (4)	5,100	248,013
BMC Software, Inc. *	66,700	1,054,527
Electronic Arts Inc. * (4)	5,500	252,945
Microsoft Corporation	78,300	2,164,995
VERITAS Software Corporation *	11,600	206,480
		3,926,960

Steel Production - 0.3%
United States Steel Corporation (4)	5,400	203,148

Telecommunications - 3.0%
BellSouth Corporation	9,000	244,080
Nextel Communications, Inc. - Class A * (4)	19,400	462,496
SBC Communications Inc.	10,600	275,070
Sprint Corporation (4)	67,800	1,364,814
		2,346,460

Telecommunications Equipment - 0.3%
Lucent Technologies Inc. * (4)	66,400	210,488

Transportation Services- 1.5%
Burlington Northern Santa Fe Corporation	7,300	279,663
Ryder System, Inc. (4)	5,000	235,200
United Parcel Service, Inc. - Class B (4)	8,400	637,728
		1,152,591

Travel & Recreation - 1.6%
Carnival Corporation (1)(4)	25,400	1,201,166

Waste Management - 1.2%
Allied Waste Industries, Inc. * (4)	86,500	765,525
Waste Management, Inc.	6,300	172,242
		937,767

Total Common Stocks (Cost $66,080,307)		71,962,185

SHORT-TERM INVESTMENTS - 6.9%
U.S. Government Obligations - 6.9%
Federal Home Loan Bank Discount Note, 1.352%, 10/01/2004	5,291,000	5,291,000
Total Short-Term Investments (Cost $5,291,000)		5,291,000

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 32.7%

Certificates of Deposit - 2.0%
Lloyds Institutional Certificate of Deposit, 1.180%, 10/27/2004	513,320	513,320
Rabobank Nederland Certificate of Deposit, 2.015%, 03/02/2005	513,320	513,320

	Shares	Value
Svenska Handlsbankn Certificate of Deposit, 1.170%, 10/21/2004	513,320	513,320
Total Certificates of Deposit (Cost $1,539,960)		1,539,960

Commercial Paper - 7.0%
Goldman Sachs Group, Inc. Commercial Paper, 1.955%, 04/22/2005 (3)	1,026,640	1,026,640
Lakeside Funding LLC Commercial Paper, 1.790%, 10/08/2004 (Cost $769,980, Acquired Date 09/08/2004) (2)(3)	769,980	769,980
Leafs LLC Commercial Paper, 1.821%, 04/20/2005 (Cost $513,320, Acquired Date 04/20/2004) (2) (3)	513,320	513,320
Morgan Stanley Commercial Paper, 1.955%, 03/11/2005 (3)	1,026,640	1,026,640
Mortgage Interest Commercial Paper, 1.752%, 10/12/2004 (Cost $1,026,640, Acquired Date 09/14/2004) (2) (3)	1,026,640	1,026,640
Park Granada LLC Commercial Paper, 1.743%, 10/13/2004 (Cost $1,026,640, Acquired Date 09/13/2004) (2) (3)	1,026,640	1,026,640
Total Commercial Paper (Cost $5,389,860)		5,389,860

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	258	258
Total Money Market Funds (Cost $258)		258

Other Short-Term Investments - 6.0%
Bayerische Landesbank, 1.830%, 06/24/2005 (3)	513,320	513,320
Halogen Funding Company, LLC, 1.800%, 10/18/2005 (Cost $1,026,640, Acquired Date 09/17/2004) (2) (3)	1,026,640	1,026,640
Metlife Global Funding, 1.880%, 04/28/2008 (Cost $1,026,640, Acquired Date 04/09/2003) (2) (3)	1,026,640	1,026,640
Natexis Banq, 1.920%, 07/12/2004 (3)	769,980	769,980
Premium Asset Trust 03-2, 1.740%, 06/01/2005 (Cost $513,320, Acquired Date 05/02/2003) (2) (3)	513,320	513,320
Sigma Finance, Inc., 1.945%, 05/17/2005 (Cost $769,980, Acquired Date 05/17/2004) (2) (3)	769,980	769,980
Total Other Short-Term Investments (Cost $4,619,880)		4,619,880

Repurchase Agreements - 17.7%
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	1,539,960	1,539,960
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by CorporateBonds Rated AAA by S&P)	6,929,820	6,929,820
CS First Boston Repurchase Agreement, 1.935%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	5,133,200	5,133,200
Total Repurchase Agreements (Cost $13,602,980)		13,602,980

Total Investments Purchased with Cash Proceeds from
Securities Lending (Cost $25,152,938)		25,152,938

TOTAL INVESTMENTS (Cost $96,524,245) - 133.2%		102,406,123

Cash Overdrafted from Securities Lending - (1.3)%		(964,513)
Liabilities, less Other Assets - (31.9)%		(24,532,782)
Total Net Assets - 100.0%		$76,908,828

* Non-income Producing Security.
ADR American Depositary Receipt.
(1) Foreign security which trades on U.S. exchange.
(2) Restricted under Rule 144A of the Securities Act of 1933.
(3) Variable rate security. The rate shown is the rate in effect on September 30, 2004.
(4) This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $23,256,603 at September 30, 2004.

AHA BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2004
(Unaudited)
	Shares	Value
COMMON STOCKS - 58.8%

Aerospace & Defense - 0.3%
United Technologies Corporation	500	$46,690

Appliances - 0.1%
Whirlpool Corporation	200	12,018

Automobiles - 0.2%
Ford Motor Company (5)	2,800	39,340

Banking - 2.1%
Bank of America Corporation (5)	5,600	242,648
Wachovia Corporation (5)	1,100	51,645
Wells Fargo & Company	1,100	65,593
		359,886

Biotechnology - 0.1%
Millipore Corporation *	300	14,355

Building & Housing Products - 0.1%
Eagle Materials Inc.	1	71
Louisiana-Pacific Corporation (5)	700	18,165
		18,236

Business Machines & Software - 1.4%
International Business Machines Corporation	900	77,166
Pitney Bowes Inc.	3,200	141,120
Xerox Corporation (5)	700	9,856
		228,142

Business Services - 0.2%
Cendant Corporation (5)	1,700	36,720

Chemicals - 0.2%
Ashland Inc. (5)	300	16,824
The Dow Chemical Company	200	9,036
		25,860

Communication & Media - 2.9%
Fox Entertainment Group, Inc. - Class A *	6,500	180,310
Time Warner Inc. * (5)	3,200	51,648
Viacom Inc. - Class B	6,400	214,784
The Walt Disney Company (5)	2,100	47,355
		494,097

Communications Equipment - 0.5%
Motorola, Inc.	1,800	32,472
QUALCOMM Inc (5)	1,400	54,656
		87,128

Computer Services - 0.3%
Computer Sciences Corporation * (5)	400	18,840
Symantec Corporation * (5)	500	27,440
		46,280

Computers - 0.3%
Hewlett-Packard Company	2,600	48,750

Consumer Products - 2.0%
American Greetings Corporation - Class A * (5)	600	15,072
The Black & Decker Corporation (5)	200	15,488
Brunswick Corporation	400	18,304
Kimberly-Clark Corporation	700	45,213
Mattel, Inc. (5)	9,100	164,983

	Shares	Value
The Procter & Gamble Company	1,400	75,768
		334,828

Drugs - 6.6%
Abbott Laboratories	6,900	292,284
Bristol-Myers Squibb Company	1,900	44,973
Forest Laboratories, Inc. *	100	4,498
GlaxoSmithKline plc - ADR (1)	6,500	284,245
Johnson & Johnson (5)	1,492	84,044
Merck & Co. Inc.	1,400	46,200
Pfizer Inc.	1,420	43,452
Wyeth	8,300	310,420
		1,110,116

Electronic Instruments - 0.0%
Tektronix, Inc.	200	6,650

Energy - 0.7%
The AES Corporation *	100	999
CenterPoint Energy, Inc.	1,400	14,504
Dynegy Inc. - Class A * (5)	3,000	14,970
Edison International	700	18,557
PG&E Corporation * (5)	600	18,240
Sempra Energy	500	18,095
TXU Corp.	500	23,960
		109,325

Engineering Services - 0.9%
Jacobs Engineering Group Inc. *	4,050	155,075

Financial - Investment Banking Corporations - 1.3%
Citigroup Inc.	1,366	60,268
The Goldman Sachs Group, Inc. (5)	1,200	111,888
J.P. Morgan Chase & Co.	300	11,919
Morgan Stanley	600	29,580
		213,655

Financial Services - 2.7%
Capital One Financial Corporation (5)	400	29,560
Countrywide Financial Corporation	1,100	43,329
E*TRADE Financial Corporation *	1,200	13,704
Fannie Mae	400	25,360
Freddie Mac	700	45,668
ING Groep N.V. - ADR (1)	10,110	255,581
KeyCorp	600	18,960
PNC Financial Services Group	400	21,640
		453,802

Food & Beverages - 1.1%
Adolph Coors Company - Class B	200	13,584
Coca-Cola Enterprises Inc.	800	15,120
H.J. Heinz Company	100	3,602
Kellogg Company	900	38,394
The Pepsi Bottling Group, Inc.	400	10,860
Smithfield Foods, Inc. *	4,450	111,250
		192,810

Forestry - 0.1%
Plum Creek Timber Company, Inc.	400	14,012

Health Care Services - 3.1%
Aetna Inc. (5)	200	19,986
HCA Inc. (5)	4,700	179,305
Humana Inc.*	6,300	125,874
IMS Health Incorporated	100	2,392
Medco Health Solutions, Inc. *	4,700	145,230
UnitedHealth Group Incorporated	400	29,496
WellPoint Health Networks Inc. *	200	21,018
		523,301

	Shares	Value
Health Care Supplies - 1.9%
AmerisourceBergen Corporation (5)	3,300	177,243
Bausch & Lomb Incorporated (5)	200	13,290
Guidant Corporation (5)	2,000	132,080
Zimmer Holdings, Inc. *	100	7,904
		330,517

Industrial Gases - 1.0%
Air Products and Chemicals, Inc.	3,100	168,578

Insurance - 7.3%
ACE Limited (1)	5,500	220,330
The Allstate Corporation (5)	5,000	239,950
American International Group, Inc.	312	21,213
Assured Guaranty Ltd. (1)	9,000	149,940
CIGNA Corporation	2,800	194,964
Conseco, Inc. *	8,400	148,344
MetLife, Inc.	1,100	42,515
SAFECO Corporation	300	13,695
The St. Paul Travelers Companies, Inc.	6,154	203,451
		1,234,402

Internet - 0.1%
eBay Inc.	100	9,194

Machinery - 0.2%
Cummins Inc.	200	14,778
Deere & Company	400	25,820
		40,598

Manufacturing - Diversified - 1.0%
3M Co.	200	15,994
Danaher Corporation	500	25,640
Illinois Tool Works Inc.	1,400	130,438
		172,072

Metals & Mining - 0.2%
Newmont Mining Corporation (5)	700	31,871

Motorcycles - 1.0%
Harley-Davidson, Inc. (5)	2,800	166,432

Multi-Industry - 0.4%
General Electric Company	2,200	73,876

Networking Products - 0.4%
Cisco Systems, Inc. *	3,500	63,350

Oil & Gas - 1.3%
Amerada Hess Corporation	200	17,800
Apache Corporation	200	10,022
Burlington Resources Inc.	300	12,240
ConocoPhillips	600	49,710
Devon Energy Corporation	400	28,404
Exxon Mobil Corporation	1,248	60,316
Occidental Petroleum Corporation (5)	500	27,965
Valero Energy Corporation (5)	200	16,042
		222,499
Oil & Gas - Services - 0.6%
Halliburton Company	2,500	84,225
KeySpan Corporation	400	15,680
		99,905

Packaging - 1.1%
Pactiv Corporation *	7,800	181,350

Railroad Transportation - 0.2%
Burlington Northern Santa Fe Corporation	800	30,648

	Shares	Value
Restaurants - 0.9%
Brinker International, Inc. * (5)	4,700	146,405

Retail - 5.0%
Albertson's, Inc.	600	14,358
Costco Wholesale Corporation	700	29,092
CVS Corporation	4,400	185,372
Dillard's, Inc. - Class A	300	5,922
Federated Department Stores, Inc.	400	18,172
The Home Depot, Inc.	4,500	176,400
Limited Brands (5)	6,700	149,343
The May Department Stores Company	400	10,252
Nordstrom, Inc.	400	15,296
Office Depot, Inc. *	800	12,024
Staples, Inc.	600	17,892
SUPERVALU INC.	700	19,285
Target Corporation (5)	3,300	149,325
Wal-Mart Stores, Inc.	700	37,240
		839,973

Rubber Products - 0.1%
The Goodyear Tire & Rubber Company * (5)	1,200	12,888

Semiconductors - 0.6%
Advanced Micro Devices, Inc. *	1,100	14,300
Intel Corporation	3,500	70,210
National Semiconductor Corporation *	700	10,843
Texas Instruments Incorporated	500	10,640
		105,993

Software - 3.7%
Autodesk, Inc. (5)	400	19,452
BMC Software, Inc. *	13,000	205,530
Electronic Arts Inc. * (5)	200	9,198
Microsoft Corporation	12,500	345,625
VERITAS Software Corporation *	2,200	39,160
		618,965

Steel Production - 0.1%
United States Steel Corporation (5)	500	18,810

Telecommunications - 2.1%
BellSouth Corporation	900	24,408
Nextel Communications, Inc. - Class A * (5)	1,600	38,144
SBC Communications Inc.	900	23,355
Sprint Corporation (5)	13,000	261,690
		347,597

Telecommunications Equipment - 0.1%
Lucent Technologies Inc. * (5)	6,500	20,605

Transportation Services - 0.3%
Ryder System, Inc.	400	18,816
United Parcel Service, Inc. - Class B (5)	400	30,368
		49,184

Travel & Recreation - 1.1%
Carnival Corporation (1) (5)	3,800	179,702

Waste Management - 0.9%
Allied Waste Industries, Inc. * (5)	15,700	138,945
Waste Management, Inc.	400	10,936
		149,881

TOTAL COMMON STOCKS (Cost $8,873,546)		9,886,371

Banking - 4.2%	Shares	Value
Allfirst Financial Inc., 7.200%, 07/01/2007	50,000	55,257
AmSouth Bancorporation, 6.75%, 11/01/2025	50.000	56,085
Banco Santander Chile, 6.500%, 11/01/2005 (2)	50,000	52,570

CORPORATE BONDS - 11.9%	Principal Amount	Value
Banco Santander Chile, 6.500%, 11/01/2005 (2)	50,000	$52,570
Bank of Oklahoma NA, 7.125%, 08/15/2007	50,000	55,273
Bank United, 8.000%, 03/15/2009	50,000	58,369
Bankers Trust Corporation, 7.500%, 11/15/2015	25,000	29,489
Compass Bank, 8.100%, 08/15/2009	50,000	59,205
Corporacion Andina de Fomento, 8.875%, 06/01/2005 (2)	50,000	51,990
Dresdner Bank - New York, 7.250%, 09/15/2015 (2) (5)	50,000	58,513
First National Bank Chicago, 8.080%, 01/05/2018	49,465	60,065
PNC Funding Corp., 7.500%, 11/01/2009	50,000	57,737
Signet Banking Corporation, 7.800%, 09/15/2006	50,000	54,806
Standard Federal Bancorporation, 7.750%, 07/17/2006	50,000	54,190
		703,549

Building & Housing Products - 0.3%
Hanson Australia Funding, 5.250%, 03/15/2013 (2)	50,000	50,872

Communication & Media - 0.2%
Historic TW Inc., 9.125%, 01/15/2013	25,000	31,349

Energy - 1.6%
Dominion Resources, Inc., 6.250%, 06/30/2012 (5)	50,000	54,385
Exelon Generation Co. LLC, 6.950%, 06/15/2011	50,000	56,565
Hydro-Quebec, 11.750%, 02/01/2012 (2)	50,000	73,113
Pacific Gas and Electric Company, 6.050%, 03/01/2034	25,000	25,533
PSI Energy, Inc., 7.850%, 10/15/2007	50,000	56,233
		265,829

Financial - 2.0%
Amvescap Plc, 5.900%, 01/15/2007 (2)	25,000	26,398
CIT Group Inc., 3.375%, 04/01/2009	25,000	24,424
Countrywide Home Loans, Inc., 2.875%, 02/15/2007	50,000	49,486
Deutsche Telekom International Finance BV, 8.250%, 06/15/2030 (2)	25,000	32,410
FPL Group Capital Inc., 7.625%, 09/15/2006	50,000	54,237
General Motors Acceptance Corporation, 7.250%, 03/02/2011 (5)	50,000	53,454
Household Finance Corporation, 8.000%, 07/15/2010	40,000	47,335
National Rural Utilities Cooperative Finance Corporation, 5.750%, 08/28/2009 (5)	50,000	53,616
		341,360

Financial - Investment Banking Corporations - 0.2%
Lehman Brothers Holdings Inc., 8.500%, 05/01/2007 (5)	25,000	28,261

Food & Beverages - 0.5%
Coca-Cola Enterprises Inc., 4.375%, 09/15/2009	50,000	51,182
The Quaker Oats Company, 9.250%, 11/27/2007	25,000	29,082
		80,264

Insurance - 0.6%
MetLife, Inc., 6.500%, 12/15/2032	50,000	53,948
Protective Life Corporation, 4.300%, 06/01/2013	50,000	47,884
		101,832

Manufacturing - Diversified - 0.2%
Tyco International Group SA, 6.375%, 10/15/2011 (2)	25,000	27,688

Oil & Gas - 0.5%
ONEOK, Inc., 7.750%, 08/15/2006	50,000	54,170
Pemex Project Funding Master Trust, 9.125%, 10/13/2010	25,000	29,812
		83,982

Packaging - 0.3%
Pactiv Corporation, 7.950%, 12/15/2025	50,000	61,448

Paper & Forest - 0.4%
MeadWestvaco Corporation, 9.750%, 06/15/2020	50,000	67,812

	Shares	Value
Railroad Transportation - 0.3%
Union Pacific Corporation, 8.660%, 07/02/2011	52,870	59,877

Telecommunications - 0.2%
AT&T Wireless Services Inc., 8.750%, 03/01/2031	25,000	32,925

Transportation Services - 0.4%
FedEx Corp., 9.650%, 06/15/2012	50,000	65,293

Total Corporate Bonds (Cost $1,918,751)		2,002,341

REVENUE BONDS - 0.2%
Tobacco Settlement Financing Corp. - Lousiana, 6.360%, 05/15/2025	33,663	32,912
Total Revenue Bonds (Cost $33,946)		32,912

FOREIGN GOVERNMENT BONDS - 0.2%
United Mexican States, 9.875%, 02/01/2010	25,000	30,887
Total Foreign Government Bonds (Cost $30,177 )		30,887

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.0%
Federal Home Loan Mortgage Corporation, 6.625%, 09/15/2009 (5)	300,000	338,766
Total U.S. Government Agency Obligations (Cost $335,926)		338,766

U.S. TREASURY SECURITIES - 5.4%
United States Treasury Bond, 9.250%, 02/15/2016 (5)	265,000	381,652
United States Treasury Bond, 6.250%, 08/15/2023 (5)	450,000	525,621
Total U.S. Treasury Securities (Cost $879,798)		907,273

ASSET BACKED SECURITIES - 4.0%
Banc One Home Equity Trust, 1999-1 A4, 6.470%, 05/25/2026	60,089	61,757
Conseco Finance, 2002-C AF3, 4.580%, 06/15/2032	7,054	7,068
Green Tree Financial Corporation, 1993-3 A7, 6.400%, 10/15/2018	58,988	61,067
Residential Asset Mortgage Products, Inc., 2004-RS1 AI3, 3.411%, 06/25/2028	50,000	49,605
Residential Asset Mortgage Products, Inc., 2003-RS11 AI3, 3.564%, 08/25/2028	75,000	75,191
Residential Asset Mortgage Products, Inc., 2004-RS3 AI2, 3.052%, 06/25/2029	50,000	49,240
Residential Asset Mortgage Products, Inc., 2002-RS3 AI5, 5.572%, 06/25/2032	150,000	153,684
Residential Asset Securities Corporation, 2003-KS11 AI3, 3.320%, 02/25/2029	75,000	74,823
Residential Asset Securities Corporation, 2003-KS10 AI3, 3.250%, 05/25/2029	100,000	99,520
Residential Asset Securities Corporation, 2004-KS5 AI3, 4.030%, 04/25/2030	50,000	50,526
Total Asset Backed Securities (Cost $684,152)		682,481

MORTGAGE BACKED SECURITIES - PRIVATE - 1.4%
GE Capital Commercial Mortgage Corporation, 2002-3A A2, 4.996%, 12/10/2037	100,000	102,992
GMAC Commercial Mortgage Securities Inc., 2003-C1 A2, 4.079%, 05/10/2036	50,000	48,295
Residential Accredit Loans, Inc., 1997-QS5 A9, 7.250%, 06/25/2027	1,904	1,902
Residential Accredit Loans, Inc., 1997-QS9 A8, 7.250%, 09/25/2027	8,371	8,366
Residential Funding Mortage Securities I, 2003-S11 A2, 4.000%, 06/25/2018	75,000	71,634
Total Mortgage Backed Securities - Private (Cost $232,732)		233,189

MORTGAGE BACKED SECURITIES - U.S. AGENCY - 10.3%
FHLMC Gold, Pool E01140, 6.000%, 05/01/2017	35,202	36,937
FHLMC Gold, Pool C00632, 7.000%, 07/01/2028	33,204	35,314
FHLMC Gold, Pool C00760, 6.500%, 05/01/2029	37,575	39,517
FHLMC Gold, Pool C00785, 6.500%, 06/01/2029	38,697	40,697
FHLMC, Series 2578 PD, 5.000%, 08/15/2014	50,000	51,071
FHLMC, Series 2808 AD, 5.000%, 12/15/2014	47,725	48,405
FHLMC, Series 2567 OD, 5.000%, 08/15/2015	50,000	51,100
FHLMC, Series 2539 QB, 5.000%, 09/15/2015	100,000	102,308
FHLMC, Series 2533 PC, 5.000%, 10/15/2017	75,000	76,392
FHLMC, Series 2492 MD, 5.500%, 09/15/2019	81,495	82,359
FHLMC, Series 159 H, 4.500%, 09/15/2021	20,243	20,236
FHLMC, Series 1395 G, 6.000%, 10/15/2022	9,671	9,801
FHLMC, Series 2531 N, 4.000%, 07/15/2027	47,826	48,020
FNMA, Pool 254088, 5.500%, 12/01/2016	81,455	84,453
FNMA, Pool 254509, 5.000%, 10/01/2017	39,314	40,077
FNMA, Pool 254510, 5.000%, 11/01/2017	55,578	56,658
FNMA, Pool 254631, 5.000%, 02/01/2018	98,432	100,344
FNMA, Pool 251813, 6.500%, 07/01/2028	22,309	23,471
FNMA, Pool 252255, 6.500%, 02/01/2029	45,896	48,285

	Shares	Value
FNMA, Pool 790108, 6.000%, 08/01/2034	99,860	103,505
FNMA, Series 2002-70 PL, 5.000%, 04/25/2015	37,881	38,421
FNMA, Series 2003-16 PC, 5.000%, 10/25/2015	50,000	50,907
FNMA, Series 2003-18 GB, 5.000%, 03/25/2016	50,000	51,002
FNMA, Series 2002-95 MD, 5.000%, 07/25/2026	50,000	50,704
FNMA, Series 2003-31 KG, 4.500%, 12/25/2028	100,000	101,251
FNMA, Series 2003-44 AB, 3.750%, 05/25/2033	21,348	21,193
GNMA, Pool 780615, 6.500%, 08/15/2027	57,381	60,854
GNMA, Pool 780678, 6.500%, 11/15/2027	51,332	54,439
GNMA, Pool 2563, 6.500%, 03/20/2028	44,944	47,505
GNMA, Pool 2714, 6.500%, 02/20/2029	55,784	58,929
GNMA, Pool 559847, 6.000%, 01/15/2032	61,526	63,928
GNMA, Pool 582210, 6.000%, 01/15/2032	28,546	29,660
Total Mortgage Backed Securities - U.S. Agency (Cost $1,725,643)		1,727,743

SHORT-TERM INVESTMENTS - 5.7%
U.S. Government Obligations - 5.7%
Federal Home Loan Bank Discount Note, 1.000%, 10/01/2004	960,000	960,000
Total Short-Term Investments (Cost $960,000)		960,000

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 26.8%

Certificates of Deposit - 1.6%
Lloyds Institutional Certificate of Deposit, 1.180%, 10/27/2004	92,138	92,138
Rabobank Nederland Certificate of Deposit, 2.015%, 03/02/2005	92,138	92,138
Svenska Handlsbankn Certificate of Deposit, 1.170%, 10/21/2004	92,138	92,138
Total Certificates of Deposit (Cost $276,414)		276,414

Commercial Paper - 5.8%
Goldman Sachs Group, Inc. Commercial Paper, 1.955%, 04/22/2005 (3)	184,276	184,276
Lakeside Funding LLC Commercial Paper, 1.790%, 10/08/2004 (Cost $138,206, Acquired Date 09/08/2004) (3) (4)	138,206	138,206
Leafs LLC Commercial Paper, 1.821%, 04/20/2005 (Cost $92,138, Acquired Date 04/20/2004) (3) (4)	92,138	92,138
Morgan Stanley Commercial Paper, 1.955%, 03/11/2005 (3)	184,276	184,276
Mortgage Interest Commercial Paper, 1.752%, 10/12/2004 (Cost $184,276, Acquired Date 09/14/2004) (3) (4)	184,276	184,276
Park Granada LLC Commercial Paper, 1.743%, 10/13/2004 (Cost $184,276, Acquired Date 09/13/2004) (3) (4)	184,276	184,276
Total Commercial Paper (Cost $967,448)		967,448

Money Market Funds - 0.0%
Merrill Lynch Premier Institutional Fund	47	47
Total Money Market Funds (Cost $47)		47

Other Short-Term Investments - 4.9%
Bayerische Landesbank, 1.830%, 06/24/2005 (3)	92,138	92,138
Halogen Funding Company, LLC, 1.800%, 10/18/2005 (Cost $184,276, Acquired Date 09/17/2004) (3) (4)	184,276	184,276
Metlife Global Funding, 1.880%, 04/28/2008 (Cost $184,276, Acquired Date 04/09/2003) (3) (4)	184,276	184,276
Natexis Banq, 1.920%, 07/12/2004 (3)	138,206	138,206
Premium Asset Trust 03-2, 1.740%, 06/01/2005 (Cost $92,138, Acquired Date 05/02/2003) (3) (4)	92,138	92,138
Sigma Finance, Inc., 1.945%, 05/17/2005 (Cost $138,207, Acquired Date 05/17/2004) (3) (4)	138,207	138,207
Total Other Short-Term Investments (Cost $829,241)		829,241

Repurchase Agreements - 14.5%
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	276,414	276,414
CS First Boston Repurchase Agreement, 1.920%, 10/01/2004
(Collateralized by CorporateBonds Rated AAA by S&P)	1,243,863	1,243,863
CS First Boston Repurchase Agreement, 1.935%, 10/01/2004
(Collateralized by Fannie Mae Collateralized Mortgage Obligations)	921,380	921,380
Total Repurchase Agreements (Cost $2,441,657)		2,441,657

Total Investments Purchased with Cash Proceeds from
Securities Lending (Cost $4,514,807)		4,514,807

TOTAL INVESTMENTS (Cost $20,189,478) - 126.7%		21,316,770

Cash Overdrafted from Securities Lending - (1.0)%		(173,166)
Liabilities, less Other Assets - (25.7)%		(4,325,982)
Total Net Assets - 100.0%		16,817,622
* Non-income Producing Security.
ADR American Depositary Receipt.
(1) Foreign security which trades on U.S. exchange.
(2) Foreign security.
(3) Restricted under Rule 144A of the Securities Act of 1933.
(4) Variable rate security. The rate shown is the rate in effect on September 30, 2004.
(5) This security or a portion of this security was out on loan at September 30, 2004. Total loaned securities had a market value of $4,197,345 at September 30, 2004.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AHA Investment Funds, Inc.

By (Signature and Title)  /s/ Douglas Peabody
              Douglas Peabody, President

Date      11/29/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas Peabody
                Douglas Peabody, President

Date       11/29/2004

By (Signature and Title)*   /s/ Gregory Francoeur
                Gregory Francoeur, Treasurer

Date       11/29/2004

* Print the name and title of each signing officer under his or her signature.